Right-of-use assets - Schedule of Breakdown for Right-Of-Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	€ 581,437	€ 533,952
Balance at end of period	652,441	581,437	€ 533,952
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,150,764	978,011
Additions	300,103	196,121	141,995
Disposals	(57,917)	(58,810)
Business combinations	680
Exchange differences	(84,030)	35,442
Reclassification	1,912
Balance at end of period	1,311,512	1,150,764	978,011
Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(569,327)	(444,059)
Amortization	(162,896)	(148,682)
Impairments	(9,941)	(7,905)
Disposals	(40,108)	(50,171)
Exchange differences	44,039	(18,852)
Reclassification	(1,054)
Balance at end of period	(659,071)	(569,327)	(444,059)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	575,933	530,599
Balance at end of period	647,018	575,933	530,599
Land and buildings | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,141,589	971,033
Additions	296,907	190,998
Disposals	(55,246)	(55,907)
Business combinations	680
Exchange differences	(83,979)	35,465
Reclassification	1,912
Balance at end of period	1,301,863	1,141,589	971,033
Land and buildings | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(565,656)	(440,434)
Amortization	(160,202)	(146,297)
Impairments	(9,941)	(7,905)
Disposals	(38,007)	(47,839)
Exchange differences	44,001	(18,859)
Reclassification	(1,054)
Balance at end of period	(654,845)	(565,656)	(440,434)
Industrial and commercial equipment
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	113	30
Balance at end of period	230	113	30
Industrial and commercial equipment | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	164	45
Additions	247	121
Disposals	(85)	(2)
Business combinations	0
Exchange differences	(4)	0
Reclassification	0
Balance at end of period	322	164	45
Industrial and commercial equipment | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(51)	(15)
Amortization	(71)	(37)
Impairments	0	0
Disposals	(29)	(1)
Exchange differences	1	0
Reclassification	0
Balance at end of period	(92)	(51)	(15)
Plant and machinery
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	0	18
Balance at end of period	0	0	18
Plant and machinery | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	0	168
Additions	0	0
Disposals	0	(168)
Business combinations	0
Exchange differences	0	0
Reclassification	0
Balance at end of period	0	0	168
Plant and machinery | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	0	(150)
Amortization	0	(23)
Impairments	0	0
Disposals	0	(173)
Exchange differences	0	0
Reclassification	0
Balance at end of period	0	0	(150)
Other right-of-use assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	5,391	3,305
Balance at end of period	5,193	5,391	3,305
Other right-of-use assets | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	9,011	6,765
Additions	2,949	5,002
Disposals	(2,586)	(2,733)
Business combinations	0
Exchange differences	(47)	(23)
Reclassification	0
Balance at end of period	9,327	9,011	6,765
Other right-of-use assets | Accumulated amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	(3,620)	(3,460)
Amortization	(2,623)	(2,325)
Impairments	0	0
Disposals	(2,072)	(2,158)
Exchange differences	37	7
Reclassification	0
Balance at end of period	€ (4,134)	€ (3,620)	€ (3,460)